Imperial Fund I, LLC ABS-15G

Exhibit 99.22

Rating Agency Grades
Run Date - 02/01/2021
LOAN INFORMATION						INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
NDA Loan ID	NDA Batch #	Customer Loan ID	Seller Loan ID	Borrower Name	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
Test 1	1	[redacted]	IMPRL2021-NQM1-66	[redacted]	[redacted]	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
Test 1	1	[redacted]	IMPRL2021-NQM1-117	[redacted]	[redacted]	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
Test 1	1	[redacted]	IMPRL2021-NQM1-80	[redacted]	[redacted]	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A